CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,877,236)	$ (11,798,408)	$ (12,756,560)	$ (12,582,967)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	54,587	37,981	52,702	36,775
Bad debt expense			(0)	340
Interest expense on conversion of Funding Facility			(0)	118,350
Stock-based compensation	2,810,986	8,346,391	8,652,307	9,914,499
Stock issued in settlement of litigation	43,800
Changes in operating assets and liabilities:
Accounts receivable	(26,745)	(18,840)
Accounts receivable, net of allowance for bad debts			(74,765)	(3,690)
Prepaid expenses	(41,025)	(23,667)	19,143	42,604
Inventories	115,086	(96,553)	(88,016)	(68,848)
Accounts payable and accrued expenses	626,408	1,286,158	1,220,576	218,755
Accrued liabilities to management	701,783	175,895	385,835	524,483
Security deposits	(15,354)	(29,882)	(29,882)	(12,800)
Deferred revenue	(9,575)		9,575	(0)
Depreciation and amortization expense	69,711	37,981
Amortization of OID and commitment fee discount – Promissory Note	272,000
Change in Commitment Fee Shortfall Obligation	17,769
Gain from write-off of liabilities attributable to discontinued operations	(125,851)
Write-off of inventory	30,000
Net cash used in operating activities	(1,408,243)	(2,120,925)	(2,609,085)	(1,812,499)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(516,519)	(224,809)	(496,011)	(138,694)
Net cash used in investing activities	(516,519)	(224,809)	(496,011)	(138,694)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable	518,500		(0)	400,000
Payments on finance lease			(50,844)	(55,399)
Repayments of notes payable	(232,947)	(33,557)	(33,557)	(130,489)
Proceeds from sale of common stock	650,000	1,857,270	2,707,270	2,195,321
Proceeds from issuance of Promissory Note	540,000
Advances for future stock purchases	700,000
Capital contributed by executive	250,000
Payments on finance lease	(16,196)	(38,869)
Net cash provided by financing activities	1,890,857	1,784,844	2,622,869	2,409,433
(Decrease) in cash	(33,905)	(560,890)	(482,227)	458,240
Cash at beginning of period	108,570	590,797	590,797	132,557
Cash at end of period	74,665	29,207	108,570	590,797
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for taxes			0	0
Cash paid for interest	54,670	19,243	28,473	56,877
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Exchange of accounts payable interest into common stock		113,206	113,206	(0)
Operating lease – right of use assets		235,313
Stock issued for future services		10,000	10,000	(0)
Stock subscription receivable		400,000
Finance lease obligations			304,873	(0)
Operating lease – right of use assets			235,313	117,659
Conversion of debt and accrued interest into common stock			$ (0)	$ 643,880
OID discount on proceeds received from Promissory Note	60,000
Stock purchased from payments due on accounts payable	20,000
Common stock issued as commitment fee for Promissory Note	156,231
Commitment Fee Shortfall Obligation	143,769
Promissory note issued for past due Professional Fees	256,000
Purchase of fixed assets included in accounts payable	$ 361,972